Acquisitions (Schedule Of Selected Financial Information) (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
American Phoenix Acquisition [Member]
Business Acquisition [Line Items]
Revenues	$ 3,038
Net income	$ 454
Hornbeck Acquisition [Member]
Business Acquisition [Line Items]
Revenues		$ 30,424
Net income		$ 7,348
Gulf Of Mexico Crude Oil Pipeline Systems [Member]
Business Acquisition [Line Items]
Revenues			$ 5,508
Equity in earnings of equity investees			13,118
Net income			$ 15,112